UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Encompass Capital Advisors LLC
Address: 200 Park Avenue, 11th Floor
         New York, NY  10166

13F File Number:  028-15266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Larry Kassman
Title:     Chief Compliance Officer
Phone:     646-351-8452

Signature, Place, and Date of Signing:

 /s/   Larry Kassman     New York, NY     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    62

Form 13F Information Table Value Total:    $1,011,179 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-15267                     Encompass Capital Master Fund LP

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADARKO PETE CORP             COM              032511107     2550    29165 SH       SOLE                    29165        0        0
ANADARKO PETE CORP             COM              032511107    52774   603481 SH       DEFINED 1              603481        0        0
ARCH COAL INC                  COM              039380100    10766  1982705 SH       DEFINED 1             1982705        0        0
ARCH COAL INC                  COM              039380100      520    95820 SH       SOLE                    95820        0        0
BASIC ENERGY SVCS INC NEW      COM              06985P100    11152   815802 SH       DEFINED 1              815802        0        0
BASIC ENERGY SVCS INC NEW      COM              06985P100      539    39426 SH       SOLE                    39426        0        0
CABOT OIL & GAS CORP           COM              127097103    43430   642363 SH       DEFINED 1              642363        0        0
CABOT OIL & GAS CORP           COM              127097103     2099    31043 SH       SOLE                    31043        0        0
CANADIAN PAC RY LTD            COM              13645T100    36580   280368 SH       DEFINED 1              280368        0        0
CANADIAN PAC RY LTD            COM              13645T100     1768    13550 SH       SOLE                    13550        0        0
CARRIZO OIL & GAS INC          COM              144577103    16351   634486 SH       DEFINED 1              634486        0        0
CARRIZO OIL & GAS INC          COM              144577103      790    30663 SH       SOLE                    30663        0        0
COBALT INTL ENERGY INC         COM              19075F106    40303  1429200 SH  CALL DEFINED 1             1429200        0        0
COBALT INTL ENERGY INC         COM              19075F106     1997    70800 SH  CALL SOLE                    70800        0        0
COBALT INTL ENERGY INC         COM              19075F106       72     2565 SH       SOLE                     2565        0        0
COBALT INTL ENERGY INC         COM              19075F106     1497    53071 SH       DEFINED 1               53071        0        0
COMSTOCK RES INC               COM NEW          205768203      767    47186 SH       SOLE                    47186        0        0
COMSTOCK RES INC               COM NEW          205768203    15866   976374 SH       DEFINED 1              976374        0        0
DELEK US HLDGS INC             COM              246647101    13174   333865 SH       DEFINED 1              333865        0        0
DELEK US HLDGS INC             COM              246647101      637    16135 SH       SOLE                    16135        0        0
ENSCO PLC                      SHS CLASS A      G3157S106     2573    42891 SH       SOLE                    42891        0        0
ENSCO PLC                      SHS CLASS A      G3157S106    53250   887499 SH       DEFINED 1              887499        0        0
EOG RES INC                    COM              26875P101     1178     9200 SH  CALL SOLE                     9200        0        0
EOG RES INC                    COM              26875P101    24436   190800 SH  CALL DEFINED 1              190800        0        0
EOG RES INC                    COM              26875P101    76887   600353 SH       DEFINED 1              600353        0        0
EOG RES INC                    COM              26875P101     3716    29013 SH       SOLE                    29013        0        0
EQT CORP                       COM              26884L109    68044  1004335 SH       DEFINED 1             1004335        0        0
EQT CORP                       COM              26884L109     3288    48537 SH       SOLE                    48537        0        0
EXTERRAN HLDGS INC             COM              30225X103     1332    49338 SH       SOLE                    49338        0        0
EXTERRAN HLDGS INC             COM              30225X103    28702  1063049 SH       DEFINED 1             1063049        0        0
GOODRICH PETE CORP             COM NEW          382410405      430    27488 SH       SOLE                    27488        0        0
GOODRICH PETE CORP             COM NEW          382410405     8902   568798 SH       DEFINED 1              568798        0        0
HALCON RES CORP                COM NEW          40537Q209    26201  3363360 SH       DEFINED 1             3363360        0        0
HALCON RES CORP                COM NEW          40537Q209     1266   162545 SH       SOLE                   162545        0        0
HALLIBURTON CO                 COM              406216101    40445  1000872 SH       DEFINED 1             1000872        0        0
HALLIBURTON CO                 COM              406216101     1955    48370 SH       SOLE                    48370        0        0
INTEROIL CORP                  COM              460951106    62495   821115 SH       DEFINED 1              821115        0        0
INTEROIL CORP                  COM              460951106     3020    39685 SH       SOLE                    39685        0        0
INTEROIL CORP                  COM              460951106    39296   516300 SH  CALL DEFINED 1              516300        0        0
INTEROIL CORP                  COM              460951106     1903    25000 SH  CALL SOLE                    25000        0        0
ISHARES TR                     RUSSELL 2000     464287655    35987   381100 SH  PUT  DEFINED 1              381100        0        0
ISHARES TR                     RUSSELL 2000     464287655     1785    18900 SH  PUT  SOLE                    18900        0        0
KEY ENERGY SVCS INC            COM              492914106    25047  3099865 SH       DEFINED 1             3099865        0        0
KEY ENERGY SVCS INC            COM              492914106     1210   149810 SH       SOLE                   149810        0        0
KOSMOS ENERGY LTD              SHS              G5315B107     2203   194955 SH       SOLE                   194955        0        0
KOSMOS ENERGY LTD              SHS              G5315B107    44471  3935448 SH       DEFINED 1             3935448        0        0
NOBLE ENERGY INC               COM              655044105     2400    20754 SH       SOLE                    20754        0        0
NOBLE ENERGY INC               COM              655044105    49670   429450 SH       DEFINED 1              429450        0        0
PBF ENERGY INC                 CL A             69318G106     7702   207200 SH       DEFINED 1              207200        0        0
PBF ENERGY INC                 CL A             69318G106      372    10013 SH       SOLE                    10013        0        0
SM ENERGY CO                   COM              78454L100     9489   160238 SH       DEFINED 1              160238        0        0
SM ENERGY CO                   COM              78454L100      459     7744 SH       SOLE                     7744        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108     1579    60791 SH       SOLE                    60791        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108    32667  1257876 SH       DEFINED 1             1257876        0        0
TALISMAN ENERGY INC            COM              87425E103    23371  1907800 SH  CALL DEFINED 1             1907800        0        0
TALISMAN ENERGY INC            COM              87425E103     1129    92200 SH  CALL SOLE                    92200        0        0
TENARIS S A                    SPONSORED ADR    88031M109    29263   717572 SH       DEFINED 1              717572        0        0
TENARIS S A                    SPONSORED ADR    88031M109     1414    34679 SH       SOLE                    34679        0        0
WPX ENERGY INC                 COM              98212B103    32116  2004714 SH       DEFINED 1             2004714        0        0
WPX ENERGY INC                 COM              98212B103     1552    96884 SH       SOLE                    96884        0        0
ZAZA ENERGY CORP               COM              98919T100      206   113718 SH       SOLE                   113718        0        0
ZAZA ENERGY CORP               COM              98919T100     4136  2285271 SH       DEFINED 1             2285271        0        0